Taxes - Theoretical Tax Expense (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates
Profit before tax				kr 3,372	kr 3,165	kr 2,791
Theoretic tax according to prevailing tax rate in each country				(768)	(769)	(715)
Reversal of write-down of shares in group companies						(113)
Result from associated companies				2
Interest costs				(60)	(56)	(59)
Recognition of tax assets relating to tax loss carry-forwards and temporary differences from previous years				102	82	40
Write-down of previously recognized deferred tax assets				(1,134)
Release of deferred tax liabilities due to new tax rules in Latvia					39
Adjustment due to changed tax rate				59	(1)	(160)
Adjustment of tax assets from previous years				(17)	(23)	(13)
Utilized previously not recognized tax credits				77	5	32
Effect from changes in not recognized tax on loss-carry forwards and temporary differences					(4)	(34)
Other				(23)	(7)	12
Total income tax (expense) credit				kr (1,762)	kr (734)	kr (1,010)
Reconciliation of average effective tax rate and applicable tax rate
Theoretic tax according to prevailing tax rate in each country				(22.80%)	(24.30%)	(25.60%)
Reversal of write-down of shares in group companies						(4.00%)
Result from associated companies				0.10%
Interest costs				(1.80%)	(1.80%)	(2.10%)
Valuation of tax assets relating to tax loss carry-forwards from previous years				3.00%	2.60%	1.40%
Write-down of previously recognized deferred tax assets				(33.60%)
Release of deferred tax liabilities due to new tax rules in Latvia					1.20%
Adjustment due to changed tax rate				1.70%		(5.70%)
Adjustment of tax assets from previous years				(0.50%)	(0.70%)	(0.50%)
Utilized previously not recognized tax credits				2.30%	0.20%	1.10%
Effect from changes in not recognized tax on loss-carry forwards and temporary differences					(0.20%)	(1.20%)
Other				(0.70%)	(0.20%)	0.40%
Total average effective tax rate				(52.30%)	(23.20%)	(36.20%)
Croatia
Reconciliation of accounting profit multiplied by applicable tax rates
Recognition of tax assets relating to tax loss carry-forwards and temporary differences from previous years				kr 51
Germany
Reconciliation of accounting profit multiplied by applicable tax rates
Recognition of tax assets relating to tax loss carry-forwards and temporary differences from previous years				51	kr 82	kr 40
Luxembourg
Reconciliation of accounting profit multiplied by applicable tax rates
Write-down of previously recognized deferred tax assets				(1,134)
Adjustment due to changed tax rate						kr (160)
Sweden
Reconciliation of accounting profit multiplied by applicable tax rates
Adjustment due to changed tax rate				kr 59
Reconciliation of average effective tax rate and applicable tax rate
Theoretic tax according to prevailing tax rate in each country	(20.60%)	(21.40%)	(21.40%)	(22.00%)